SUPPLEMENT DATED AUGUST 21, 2015 TO
                      THE PROSPECTUS DATED AUGUST 14, 2015

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1339

             Guggenheim Short Duration High Yield Trust, Series 42
                              File No. 333-204681

      Notwithstanding anything to the contrary in the Prospectus, the table under the "Understanding Your Investment-Underwriting" section is hereby deleted and replaced with the following:


                                  Underwriting
      Name and Address                                   Number of Units
      ----------------                                   ---------------
      Sponsor and Underwriter:
      Guggenheim Funds Distributors, LLC                             199
      2455 Corporate West Drive
      Lisle, Illinois 60532

      Underwriters:
      SWS Securities                                               5,121
      1201 Elm Street, Suite 4300
      Dallas, Texas 75270

      Wells Fargo Advisors, LLC                                    2,888
      1 N. Jefferson Ave.
      St. Louis, Missouri 63103


                                                                   -----
      Total:                                                       8,208
                                                                   =====




                       Please keep for future reference.